Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Greater China Fund - Class A | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Greater China Fund - Class A | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Greater China Fund - Class A | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Greater China Fund - Class A | China Construction Bank Corp., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Greater China Fund - Class A | PDD Holdings, Inc., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Greater China Fund - Class A | Trip.com Group Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Greater China Fund - Class A | BYD Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Greater China Fund - Class A | Industrial & Commercial Bank of China Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Greater China Fund - Class A | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Greater China Fund - Class A | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Greater China Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Columbia Greater China Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Columbia Greater China Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Greater China Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Greater China Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Greater China Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Greater China Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Greater China Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Greater China Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Greater China Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Greater China Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Columbia Greater China Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Greater China Fund - Advisor Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Greater China Fund - Advisor Class | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Greater China Fund - Advisor Class | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Greater China Fund - Advisor Class | China Construction Bank Corp., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Greater China Fund - Advisor Class | PDD Holdings, Inc., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Greater China Fund - Advisor Class | Trip.com Group Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Greater China Fund - Advisor Class | BYD Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Greater China Fund - Advisor Class | Industrial & Commercial Bank of China Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Greater China Fund - Advisor Class | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Greater China Fund - Advisor Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Greater China Fund - Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Columbia Greater China Fund - Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Columbia Greater China Fund - Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Greater China Fund - Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Greater China Fund - Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Greater China Fund - Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Greater China Fund - Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Greater China Fund - Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Greater China Fund - Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Greater China Fund - Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Greater China Fund - Advisor Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Columbia Greater China Fund - Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Greater China Fund - Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Greater China Fund - Institutional Class | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Greater China Fund - Institutional Class | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Greater China Fund - Institutional Class | China Construction Bank Corp., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Greater China Fund - Institutional Class | PDD Holdings, Inc., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Greater China Fund - Institutional Class | Trip.com Group Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Greater China Fund - Institutional Class | BYD Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Greater China Fund - Institutional Class | Industrial & Commercial Bank of China Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Greater China Fund - Institutional Class | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Greater China Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Greater China Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Columbia Greater China Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Columbia Greater China Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Greater China Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Greater China Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Greater China Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Greater China Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Greater China Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Greater China Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Greater China Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Greater China Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Columbia Greater China Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Greater China Fund - Institutional 3 Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Greater China Fund - Institutional 3 Class | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Greater China Fund - Institutional 3 Class | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Greater China Fund - Institutional 3 Class | China Construction Bank Corp., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Greater China Fund - Institutional 3 Class | PDD Holdings, Inc., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Greater China Fund - Institutional 3 Class | Trip.com Group Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Greater China Fund - Institutional 3 Class | BYD Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Greater China Fund - Institutional 3 Class | Industrial & Commercial Bank of China Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Greater China Fund - Institutional 3 Class | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Greater China Fund - Institutional 3 Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Greater China Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Columbia Greater China Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Columbia Greater China Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Greater China Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Greater China Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Greater China Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Greater China Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Greater China Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Greater China Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Greater China Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Greater China Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Columbia Greater China Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%